Expense Example	Jun. 03, 2026 USD ($)
Ai Funds High Conviction US Equity AI-Managed ETF | Ai Funds High Conviction US Equity AI-Managed ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	278
Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF | Ai Funds Multi Crypto and Equity Rotation AI-Managed ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Ai Funds Downside Defense AI-Managed ETF | Ai Funds Downside Defense AI-Managed ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Ai Funds Downside Defense AI-Managed ETF | Ai Funds Downside Defense AI-Managed ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	$ 291